Equity (Details) - Common Shares [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of shares, Authorized	160,000	80,000
Number of shares, Issued and paid	75,932	19,179
Amount, Issued and paid	$ 20,924	$ 5,292
NIS [Member]
Earnings per share [line items]
Amount, Authorized	$ 160,000	$ 80,000